Form N-1A Cover	Oct. 07, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI Exchange Traded Funds
Entity Central Index Key	0001888997
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 07, 2024
Prospectus Date	Jul. 31, 2024